SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding, balance	4,618,380
Granted	712,485
Exercised	(531,788)
Forfeited	(81,877)
Outstanding, balance	4,717,200	4,618,380
Exercisable options at the end of the year	3,213,149
Options vested and expected to vest at the end of the year	4,647,663
Weighted average exercise price
Outstanding, weighted average exercise price	$ 74.31
Granted, weighted average exercise price	250.71
Exercised, weighted average exercise price	62.87
Forfeited, weighted average exercise price	107.62
Outstanding, weighted average exercise price	101.66	$ 74.31
Exercisable, weighted average exercise price	65.72
Options vested and expected to vest at the end of the year	$ 100.60
Additional Disclosures
Outstanding, weighted average remaining contractual term	6 years 3 months 25 days	6 years 8 months 26 days
Exercisable, weighted average remaining contractual term	5 years 4 months 20 days
Options vested and expected to vest, weighted average remaining contractual term	6 years 3 months 14 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 812,500
Outstanding at the ending of the year, aggregate intrinsic value	339,012	$ 812,500
Exercisable, aggregate intrinsic value	305,280
Options vested and expected to vest at the end of the year, aggregate intrinsic value	$ 337,290